Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Depreciation, depletion and amortisation (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Impairment Of Assets [Abstract]
Total depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	[1]	$ 7,555	$ 5,881	$ 7,872	$ 13,436	$ 14,157
Depreciation		5,642	5,654	5,708	11,296	11,404
Impairments		1,984	382	2,490	2,365	3,079
Impairment reversals		$ (71)	$ (154)	$ (326)	$ (225)	$ (326)

[1]	See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”. [3]